Stock Based Compensation (Summary Of UNBC's Compensation Related Costs) (Detail) (UNBC Stock Bonus Plan [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
UNBC Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Compensation costs	¥ 1,437	¥ 1,198	¥ 263
Tax benefit	559	479	88
Unrecognized compensation costs	¥ 2,251	¥ 1,710	¥ 1,304